Long-Term Loan - Schedule of Long-Term Loan (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 1,288,473	$ 2,908,945
Less: Long-term loan – current portion	1,130,492	1,656,288
Long-term loan – non-current portion	157,981	1,252,657
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027) [Member]
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 1,288,473	$ 2,908,945